Summary Future Minimum Lease Payments (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Contingencies And Commitments [Line Items]
2016	$ 58
2017	52
2018	46
2019	35
2020	30
Thereafter	$ 161